Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

23. Subsequent Events:

23.1 On January 3, 2012 and on February 6, 2012,the vessels Calida and Woolloomooloo were delivered to the Company.

23.2 On January 23, 2012, the Company announced that it has signed into a new drilling contract for its semi-submersible drilling rig “Eirik Raude” with an independent operator, for work offshore West Africa. The maximum total revenue backlog, to complete the 3 well program is estimated at $52 million for a period of 60 days. The new contract will commence in direct continuation after the completion of the existing Eirik Raude contract. The operator has an option to drill one additional well for an estimated duration of 20 days.

23.3 On February 6, 2012 the Company announced that it has signed a new drilling contract for its semi-submersible drilling rig “Leiv Eiriksson” with a consortium coordinated by Rig Management Norway for drilling on the Norwegian Continental Shelf. The maximum total revenue backlog is estimated at $653 million for a minimum period of 1070 days. The new contract is a well-based contract for 15 wells and is scheduled to commence in the fourth quarter of 2012 or the first quarter of 2013.The contract includes three options of 6 wells each that have to be exercised well in advance of the expiry of the firm period.

23.4 In February 2012, the Company entered into nine interest rate swap agreements for a total notional amount of $988,785 maturing from October 2015 through May 2017. These agreements were entered into to hedge the Company's exposure to interest rate fluctuations by fixing interest rates between 0.87% and 1.21%

23.5 On February 9, 2012 the Company entered into two supplemental agreements for a shortfall in the security cover ratio and pledged 10,000,000 shares of Ocean Rig UDW Inc. The share pledge expires on March 31, 2012.

23.6 On February 13, 2012, the Company signed a $87,654 firm offer letter from HSH Nordbank to partially finance the construction costs of three bulker vessels.

23.7 On February 14, 2012, the Company entered into a $122,580 credit facility to partially finance the construction costs related to the three Very Large Ore Carriers H1227, H1228 and H1229.

23.8 On March 2, 2012, vessel Raraka was delivered to the Company.